UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2003.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer         New York, New York           September 4, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total:     $ 753
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

 1         28-7074                                 Stuart J. Zimmer
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2  COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8

                              Title                  Fair Market    Shrs or    SH/PRN    Investment   Other    Voting Authority
Name of Issuer               of Class     Cusip      Value (x1000)  Prn Amt    PUT/CALL  Discretion   Managers  Sole  Shared   None

PEREGRINE PHARMACEUTICALS     Com        713661106      753          964,850   SH        SHARED       1               964,850
                                                        753






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